LONG-TERM BANK LOAN (Schedule of Future Repayments of Long-Term Bank Loan) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [abstract]
2019	$ 93
2020	64
Future repayments of long-term bank loan	$ 157	$ 250